OTHER LONG-TERM LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	June 30, 2018	December 31, 2017
Unamortized sellers' credit	3,421	3,958
Obligations under capital leases - long-term portion	226,504	230,576
Other items	4	4
	229,929	234,538

Schedule of Future Minimum Lease Payments for Capital Leases
The Company's future minimum lease obligations under the non-cancellable lease are as follows:

Year ending December 31,	(in thousands of $)
2018 (remaining six months)	13,933
2019	25,054
2020	25,122
2021	25,054
2022	25,054
Thereafter	281,850
Total lease obligations	396,067
Less: imputed interest payable	(160,189)
Present value of obligations under capital lease	235,878
Less: current portion	(9,374)
Obligations under capital lease - long-term portion	226,504